Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 129,865	$ 299,169
Patient accounts receivable, net of allowance for doubtful accounts of $1,891,334 and $1,639,198 at December 31, 2011 and December 31, 2010, respectively	1,834,167	1,714,542
Supplies	346,611	329,114
Prepaid income taxes	101,389	118,464
Deferred income taxes	89,797	115,819
Prepaid expenses and taxes	112,613	100,754
Other current assets	231,647	193,331
Total current assets	2,846,089	2,871,193
Property and equipment:
Land and improvements	591,457	538,496
Buildings and improvements	5,715,066	5,108,711
Equipment and fixtures	3,063,005	2,735,915
Property and equipment, gross	9,369,528	8,383,122
Less accumulated depreciation and amortization	(2,513,552)	(2,058,685)
Property and equipment, net	6,855,976	6,324,437
Goodwill	4,264,845	4,150,247
Other assets, net of accumulated amortization of $313,028 and $258,547 at December 31, 2011 and December 31, 2010 respectively (including long-lived assets of hospitals held for sale of $0 and $182,688 at December 31, 2011 and 2010, respectively)	1,241,930	1,352,246
Total assets	15,208,840	14,698,123
Current liabilities:
Current maturities of long-term debt	63,706	63,139
Accounts payable	748,997	526,338
Deferred income taxes	0	8,882
Accrued liabilities:
Employee compensation	620,508	596,026
Interest	110,121	146,415
Other	367,807	301,240
Total current liabilities	1,911,139	1,642,040
Long-term debt	8,782,798	8,808,382
Deferred income taxes	704,725	608,177
Other long-term liabilities	949,990	1,001,675
Total liabilities	12,348,652	12,060,274
Redeemable noncontrolling interests in equity of consolidated subsidiaries	395,743	387,472
Commitments and contingencies (Note 15)
Community Health Systems, Inc. stockholders' equity
Preferred stock, $.01 par value per share, 100,000,000 shares authorized; none issued	0
Common stock, $.01 par value per share, 300,000,000 shares authorized; 91,547,079 shares issued and 90,571,530 shares outstanding at December 31, 2011, and 93,644,862 shares issued and 92,669,313 shares outstanding at December 31, 2010	915	936
Additional paid-in capital	1,086,008	1,126,751
Treasury stock, at cost, 975,549 shares at December 31, 2011 and December 31, 2010	(6,678)	(6,678)
Accumulated other comprehensive loss	(184,479)	(230,927)
Retained earnings	1,501,330	1,299,382
Total Community Health Systems, Inc. stockholders' equity	2,397,096	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	67,349	60,913
Total equity	2,464,445	2,250,377
Total liabilities and equity	$ 15,208,840	$ 14,698,123